Share-Based Compensation - Summary of restricted shares activities (Details) - Amended 2015 Plan - Restricted shares	12 Months Ended
Aug. 31, 2019 USD ($) $ / shares shares
Number of restricted shares
Granted (in shares) | shares	14,556,320
Forfeited (in shares) | shares	(218,440)
Outstanding at end of period (in shares) | shares	14,337,880
Vested and expected to vest at the end of the period (in shares) | shares	14,337,880
Weighted average grant date fair value
Outstanding (in dollars per share) | $ / shares	$ 0.21
Granted (in dollars per share) | $ / shares	0.21
Forfeited (in dollars per share) | $ / shares	$ 0.21
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	0.21
Aggregate intrinsic value
Outstanding at end of period | $	$ 2,737
Vested and expected to vest at end of period | $	$ 2,737
Weighted average remaining contractual
Outstanding at the end of the period	2 years 9 months 18 days
Vested and expected to vest at the end of the period	2 years 9 months 18 days